Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets At FVTPL [Abstract]
Schedule of Financial Assets at FVTPL
	As of December 31,
	2022	2023
	$’000	$’000
Current:
Wealth management product	21,287	7
Total	21,287	7